Schedule I - Investments in Subsidiaries and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Financial Statements, Captions [Line Items]
Equity in income of subsidiaries and variable interest entities	$ (172)	$ (153)	$ (91)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries and VIEs	161,896	150,935
Equity in income of subsidiaries and variable interest entities	$ 14,763	$ 19,287	$ 27,902